Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
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Property, plant and equipment
4	Property, plant and equipment
During the six months ended June 30, 2022, the Group acquired:

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motor vehicles held for leasing of $27 million (six months ended 30 June 2021: $9 million) for cash payments of $5 million (six months ended 30 June 2021: $3 million), secured bank loan financing of $5 million (six months ended 30 June 2021: $6 million), and lease liabilities of $17 million (six months ended 30 June 2021: nil); and

•
right-of-use
assets relating to leased properties of $66 million (six months ended 30 June 2021: $6 million). This amount includes assets acquired through a business combination of $34 million (see Note 15).

Property, plant and equipment with a carrying amount of $10 million were disposed of or derecognised during the six months ended June 30, 2022 (six months ended 30 June 2021: $17 million), resulting in an insignificant loss on disposal and derecognition.